Convertible Debt – Related Party (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Sep. 30, 2022	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Nov. 30, 2017
Convertible Debt – Related Party [Abstract]
Loan agreements totalling			$ 467,154	$ 467,154		€ 417,133	€ 417,133
Bear interest					3.50%
Loans Outstanding, percentage			0.50%	0.50%
Ordinary shares per share (in Dollars per share) | $ / shares			$ 1	$ 1
Loan agreements, description								the Company entered into loan agreements with two shareholders of the Company for loans totaling EUR80,278 (approximately $92,007) (the “2017 Convertible Loans”). The loans are convertible at the option of the lender to shares totaling 4.25% of the Company’s common shares outstanding at the time of conversion. The loans are non-interest bearing, are unsecured and are due on demand. During the year ended December 31, 2019, principal in the amount of EUR5,000 ($5,597) was exchanged for the 2019 and 2020 Convertible Loans and EUR5,000 ($5,597) was extinguished as the lender elected to offset the debt amount against amounts in trade receivables due to the Company.
Loan amount	$ (508,237)	€ 417,272
Share capital	392,757
Received cash issue shares	6,485
Cash received	$ (7,673)